Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of temporary differences deferred income tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities, as of December 31, 2025, 2024 and 2023, are presented as follows:

	2025	2024	2023
Deferred tax assets:
Allowance for doubtful accounts	$—	215	—
Accruals	104,949	135,561	126,810
Air traffic liability	5,927	11,353	96,832
Lease liabilities	780,867	593,273	499,655
Net operating losses carry forwards	44,481	99,042	19,924
Advances from customers	202,285	182,731	179,132
Employee benefits	64,441	51,881	59,633
Other provisions (mainly leased aircraft returns)	134,888	81,769	132,353

Deferred tax assets	1,337,838	1,155,825	1,114,339

Deferred tax liabilities:
Inventories	53,748	39,444	37,266
Property and equipment, including right-of-use	798,596	669,164	557,793
Prepaid expenses	11,581	10,755	11,094
Amortizable expenses	199,314	171,620	127,750
Others	129,664	124,212	166,553

Deferred tax liabilities	1,192,903	1,015,195	900,456

Net deferred tax assets, recorded in the statements of financial position	$144,935	140,630	213,883

Summary of expiry of operating tax loss carry forwards
As of December 31, 2025, gross operating tax loss carry forwards expire (ten years) are as shown below:

Year	Adjusted for tax inflation through December 31, 2025
2026	$12,655
2027	98,604
2028	214,823
2029	233,372
2030	469,243
2031	143,166
2032	894,446

Summary of tax losses carryforwards and other assets, unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following tax losses carryforwards and other assets because it is not probable that future taxable profit will be available against which certain subsidiaries of the Group can use the benefits therefrom:

	2025		2024		2023
	Gross	Tax Effect	Gross	Tax Effect	Gross	Tax Effect
Tax losses	$1,918,040	575,412	1,841,455	552,437	2,816,651	844,995
Other assets	255,243	76,573	514,743	154,423	514,743	154,423

	$2,173,283	651,985	2,356,198	706,860	3,331,394	999,418

Summary of reconciliation of changes in deferred tax liability asset

	January 1, 2025	Recognized in income	Recognized in equity	Foreign exchange variance	December 31, 2025
Property and equipment (includes right-of-use)	$(669,164)	(129,432)	—	—	(798,596)
Intangible assets	(283,053)	(33,126)	—	—	(316,179)
Inventories	(39,444)	(14,304)	—	—	(53,748)
Air traffic liability	11,353	(5,426)	—	—	5,927
Lease liabilities	593,273	187,594	—	—	780,867
Provisions	51,881	12,560	—	—	64,441
Other items (including tax loss carry- forwards)	475,784	(42,428)	11,259	17,608	462,223

	$140,630	(24,562)	11,259	17,608	144,935

	January 1, 2024	Recognized in income	Recognized in equity	Foreign exchange variance	December 31, 2024
Property and equipment (includes right-of-use)	$(557,793)	(111,371)	—	—	(669,164)
Intangible assets	(259,635)	(23,418)	—	—	(283,053)
Inventories	(37,266)	(2,178)	—	—	(39,444)
Air traffic liability	96,832	(85,479)	—	—	11,353
Lease liabilities	499,655	93,618	—	—	593,273
Provisions	59,633	(7,752)	—	—	51,881
Other items (including tax loss carry- forwards)	412,457	114,734	(1,699)	(49,708)	475,784

	$213,883	(21,846)	(1,699)	(49,708)	140,630

	January 1, 2023	Recognized in income	Recognized in equity	December 31, 2023
Property and equipment (includes right of-use)	$(556,061)	(1,732)	—	(557,793)
Intangible assets	(218,946)	(40,689)	—	(259,635)
Inventories	(32,653)	(4,613)	—	(37,266)
Air traffic liability	150,475	(53,643)	—	96,832
Lease liabilities	475,139	24,516	—	499,655
Provisions	41,730	17,903	—	59,633
Other items (including tax loss carry-forwards)	325,686	85,164	1,607	412,457

	$185,370	26,906	1,607	213,883